Note 15 - Lease Liabilities and Other Loans (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of borrowings and finance lease liabilities [text block]
	As of December 31,
[US$ thousands]	2020	2021
Non-current lease liabilities and other loans:
Lease liabilities	3,094	1,925
Interest-bearing loans	490	155
Total non-current lease liabilities and other loans	3,584	2,081
Current lease liabilities and other loans:
Lease liabilities	4,706	3,449
Interest-bearing loans	311	7,784
Other loans	371	194
Total current lease liabilities and other loans	5,389	11,427
Total lease liabilities and other loans	8,972	13,508

Disclosure of lease amounts included in financial statements [text block]
	As of December 31,
[US$ thousands]	2020	2021
Right-of-use assets:
Office properties (Note 10)	4,974	4,171
Equipment (Note 10)	2,335	1,070
Total right-of-use assets	7,309	5,241
Lease liabilities:
Non-current	3,094	1,925
Current	4,706	3,449
Total lease liabilities	7,800	5,374
	Year ended December 31,
[US$ thousands]	2020	2021
Depreciation expense of right-of-use assets classified as property	2,221	2,407
Depreciation expense of right-of-use assets classified as equipment	2,529	2,347
Interest expense (included in finance expense)	397	266
Expense relating to short-term leases (included in other operating expenses)	3,201	2,104
Foreign exchange loss	140	277
Total lease-related expenses	8,489	7,400

Disclosure of reconciliation of liabilities arising from financing activities [text block]
[US$ thousands]	Non-current lease liabilities	Non-current interest- bearing loans	Current lease liabilities	Current interest- bearing loans	Other current loans	Total
As of January 1, 2020	7,378	736	4,625	43,369	867	56,975
Net cash flows	(3,782)	(246)	(420)	(43,058)	-	(47,506)
New and modified leases	236	-	864	-	-	1,100
Other changes (1)	(738)	-	(362)	-	(496)	(1,596)
Balance as of December 31, 2020	3,094	490	4,707	311	371	8,973
Net cash flows	(1,836)	(33)	(3,283)	(311)	(154)	(5,617)
Change in credit facility	-	-	-	7,483	-	7,483
New and modified leases	667	-	2,025	-	-	2,692
Other changes (1)	-	(301)	-	301	(23)	(23)
Balance as of December 31, 2021	1,925	155	3,449	7,784	194	13,508